Investment in Joint Ventures - Interest in Joint Ventures (Parenthetical) (Detail) - 12 months ended Dec. 31, 2017 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
MTU Yuchai Power Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Amount invested in joint venture	¥ 75.0	$ 11.8